Concentrations (Details Textual)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Tiburon Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	12.00%
Government Contracts Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	42.00%	50.00%
Careworks Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		5.00%
Washington State Patrol Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%
Customer 1 [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	23.00%
Customer 2 [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%	21.00%
Customer 3 [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	13.00%
Customer 4 [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%